John Hancock Funds II

Supplement dated June 7, 2019 to the current Summary Prospectus, as may be supplemented

Spectrum Income Fund (the fund)

The liquidation of the fund has been delayed until further notice.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the Summary Prospectus and retain it for your future reference.